BUSINESS COMBINATION (Details)											6 Months Ended	12 Months Ended
	Jun. 17, 2025 USD ($) $ / shares	Jun. 05, 2025 USD ($)	Jun. 05, 2025 SGD ($)	Jun. 02, 2025 USD ($) $ / shares	May 05, 2025	Apr. 14, 2025 shares	Apr. 10, 2025 USD ($) $ / shares shares	Feb. 03, 2025 USD ($) shares	Feb. 03, 2025 SGD ($)	Jan. 02, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($) shares	Jun. 05, 2025 SGD ($)	May 09, 2025	Apr. 11, 2025 USD ($)	Feb. 28, 2025 shares	Jan. 21, 2025	Oct. 21, 2024 shares
BUSINESS COMBINATION (Details) [Line Items]
Sale shares equivalent to amounted																						$ 1
Cash											$ 1,572,349	$ 836,907
Percentage of voting equity interests acquired											48.50%								48.50%
Net asset equal value												(365,470)
Mediaplus Venture Group Pte. Ltd [Member]
BUSINESS COMBINATION (Details) [Line Items]
Proportion of ownership interest in subsidiary										54.00%
Sale shares amounted										$ 18,378
Cash										25,000
Mediaplus Venture Group Pte. Ltd [Member] | Top of range [member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted										1,350,000
Sale shares equivalent to amounted										992,428
Mediaplus Venture Group Pte. Ltd [Member] | Bottom of range [member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted										1,325,000
Sale shares equivalent to amounted										$ 974,050
Mediaplus Venture Group Pte. Ltd [Member]
BUSINESS COMBINATION (Details) [Line Items]
Unaudited revenue form acquisition date											$ 1,064,514
Unaudited net profit form acquisition date											193,752
Property Facility Services Pte. Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Unaudited revenue form acquisition date											1,564,510
Unaudited net profit form acquisition date											173,550
Percentage of voting equity interests acquired																								99.99%
Total consideration for the acquisition amounted (in Dollars)									$ 1,600,000
Consideration for the acquisition equal amount								$ 1,427,834
Cash and cash equivalents recognised as of acquisition date								816,000			816,000
Cash transferred								596,448			596,448
Cash deferred payment								784,000
Cash deferred payment equal amount								$ 573,057
Net asset value												500,000
Dividends payable, non-cash assets distributions												500,000
Cash equivalents												$ 365,470
YY Circle (HK) Pte Limited [Member]
BUSINESS COMBINATION (Details) [Line Items]
Unaudited revenue form acquisition date											244,178
Unaudited net profit form acquisition date											16,135
Percentage of voting equity interests acquired							90.00%
Business combinations voting interest percent						90.00%
Closing market price (in Dollars per share) | $ / shares							$ 1.24
YY Circle (HK) Pte Limited [Member] | Consideration Shares [Member]
BUSINESS COMBINATION (Details) [Line Items]
Consideration shares amount							$ 2,356,000
YY Circle (Thailand) Company Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted				$ 2,000,000
Unaudited revenue form acquisition date											38,074
Unaudited net profit form acquisition date											5,281
Percentage of voting equity interests acquired																					49.00%
Closing market price (in Dollars per share) | $ / shares				$ 1.37
YY Circle (Thailand) Company Ltd. [Member] | Consideration Shares [Member]
BUSINESS COMBINATION (Details) [Line Items]
Consideration shares amount				$ 2,740,000
Transocean Oil Pte. Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Proportion of ownership interest in subsidiary					53.00%
Sale shares amounted	$ 2,925,000
Unaudited revenue form acquisition date											63,247
Unaudited net profit form acquisition date											159,940
Closing market price (in Dollars per share) | $ / shares	$ 1.84
Transocean Oil Pte. Ltd. [Member] | Consideration Shares [Member]
BUSINESS COMBINATION (Details) [Line Items]
Consideration shares amount	$ 8,280,000
Uniforce Security Services Pte. Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted			$ 1,000,000
Unaudited revenue form acquisition date											414,612
Unaudited net profit form acquisition date											410,531
Percentage of voting equity interests acquired				100.00%
Cash and cash equivalents recognised as of acquisition date																		$ 300,000	$ 200,000	$ 200,000
Cash transferred		$ 155,340									$ 155,340						$ 233,010
Ordinary shares [member] | Mediaplus Venture Group Pte. Ltd [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares										5,400															5,400
Ordinary shares [member] | YY Circle (HK) Pte Limited [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares							1,000
Class A Ordinary Shares [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares											12,400,000								12,400,000				2,150,000
Sale shares equivalent to amounted																						$ 25,000
Class A Ordinary Shares [Member] | Mediaplus Venture Group Pte. Ltd [Member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted										$ 9,260
Class A Ordinary Shares [Member] | Property Facility Services Pte. Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares								143,516
Class A Ordinary Shares [Member] | Property Facility Services Pte. Ltd. [Member] | Top of range [member]
BUSINESS COMBINATION (Details) [Line Items]
Consideration shares value								$ 315,937
Class A Ordinary Shares [Member] | Property Facility Services Pte. Ltd. [Member] | Bottom of range [member]
BUSINESS COMBINATION (Details) [Line Items]
Consideration shares value								$ 258,329
Class A Ordinary Shares [Member] | YY Circle (HK) Pte Limited [Member]
BUSINESS COMBINATION (Details) [Line Items]
Number of shares issued (in Shares) | shares						1,900,000
Class A Ordinary Shares [Member] | YY Circle (Thailand) Company Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted				$ 2,000,000
Class A Ordinary Shares [Member] | Transocean Oil Pte. Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted	$ 4,500,000
Class A Ordinary Shares [Member] | Uniforce Security Services Pte. Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Sale shares amounted		$ 776,699
Events After Reporting Period [Member] | Uniforce Security Services Pte. Ltd. [Member]
BUSINESS COMBINATION (Details) [Line Items]
Cash and cash equivalents recognised as of acquisition date														$ 200,000		$ 300,000
Cash transferred													$ 155,341		$ 233,010